The Guardian Investor ProFreedom Variable AnnuitySM (B Share)

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated February 9, 2015 to the prospectus dated May 1, 2014.

The following supplemental information should be read in conjunction with:

the Prospectus dated May 1, 2014, for The Guardian Investor ProFreedom Variable AnnuitySM (B Shares), individual flexible premium deferred variable annuity contracts issued through The Guardian Separate Account R.

Except as set forth herein, all other provisions of the prospectus noted above shall remain unchanged.

The following additional mutual funds are available as variable investment options for allocation of premiums:

Funds	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
ALPS/Red Rocks Listed Private Equity Portfolio	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream	The Portfolio provides investors with exposure to private businesses by investing in publicly-traded private equity companies that trade on global exchanges. These listed private companies have direct ownership, control and influence over the privately held businesses in their portfolios. The Portfolio assembles approximately 30-50 holdings and is diversified by stage of investment, geography, industry and capital structure. Investors enjoy daily liquidity and valuation, and the primary mission of the Portfolio, which is to maximize total return.	ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Red Rocks Capital LLC 25188 Genesee Trail Road Suite 250 Golden, CO 80401
Fidelity VIP Money Market Portfolio (Service Class 2)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. Investing more than 25% of total assets in the financial services industries. Potentially enters into reverse repurchase agreements.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, Massachusetts 02210
Value Line VIP Equity Advantage Fund	The primary investment objective is capital appreciation. Current income is a secondary investment objective.	The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. The portfolio construction starts with a proprietary model to rank closed end funds. To a lesser extent, the Fund invests in ETFs and preferred stocks.	EULAV Asset Management, (EULAV) 7 Times Square 21st Floor New York, New York 10036

PROSUPPB0215

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The first paragraph of the Expenses section on page 2 of the Prospectus is replaced in its entirety with the following:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract currently range from 0.51% to 9.20%, on a gross basis, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

The Total Annual Underlying Mutual Fund Operating Expenses table on page 5 of the Prospectus is replaced in its entirety with the following:

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.51%	9.20%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2013 for all underlying mutual funds, except Value Line VIP Equity Advantage Fund, which commenced operations in December 2014. Newer underlying mutual funds will have higher expense ratios partly due to the smaller initial asset bases. It is important for contractowners to understand that a decline or increase in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the funds’ expense ratios for the funds’ current fiscal year to be higher or lower than the expense information presented.

The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.51% and 2.56%, respectively. The maximum charge of 2.56% reflects a contractual waiver, which will continue indefinitely and may only be terminated with approval of the fund’s Board. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.

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The Expense Examples on pages 6 and 7 of the Prospectus are replaced entirely with the following:

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the contractowner transaction expenses, and Separate Account annual expenses which include a daily contract charge at an annual rate of 1.00% of the accumulation value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment earns a 5% return each year.

Example 1 shows a basic contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (9.20%) and minimum (0.51%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,908	$3,775	$5,405	$8,490
Minimum:	$995	$1,254	$1,538	$2,244
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$1,108	$3,125	$4,905	$8,490
Minimum:	$195	$604	$1,038	$2,244

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.56%) and net minimum (0.51%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,211	$1,893	$2,590	$4,275
Minimum:	$995	$1,254	$1,538	$2,244
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$411	$1,243	$2,090	$4,275
Minimum:	$195	$604	$1,038	$2,244

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Example 2 shows a basic contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (9.20%) and minimum (0.51%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,871	$3,683	$5,277	$8,338
Minimum:	$959	$1,142	$1,349	$1,853
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$1,071	$3,033	$4,777	$8,338
Minimum:	$159	$492	$849	$1,853

** Basic Contract without any riders and net maximum (2.56%) and net minimum (0.51%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,174	$1,786	$2,417	$3,958
Minimum:	$959	$1,142	$1,349	$1,853
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$374	$1,136	$1,917	$3,958
Minimum:	$159	$492	$849	$1,853

These Examples do not reflect transfer charges or premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED

BY THE MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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